Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 18,901,578	$ 2,410,300	$ 9,918,181
Less: provision for credit losses	(1,267,685)	(161,653)	(600,834)	$ (76,617)	$ (99,775)
Accounts receivable, net	$ 17,633,893	$ 2,248,647	$ 9,317,347